LONG-TERM INVESTMENTS, NET (Tables)	6 Months Ended
Jun. 30, 2024
Investments, All Other Investments [Abstract]
SCHEDULE OF LONG-TERM INVESTMENTS, NET
	As of
	Ownership interest	June 30, 2024	Ownership interest	December 31, 2023

Non-marketable equity securities:
Investment A	4%	$99,902	—	$—